Trade receivables - Vasta Platform (Successor) (Details 4) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes Provision for Impairment of Trade Receivables [Line Items]
Opening balance		R$ 26,616	R$ 22,524	R$ 19,397
Additions	R$ 5,932		29,870	6,936
Reversals	(3,649)		(4,855)	(1,975)
Write-off against trade receivables	(9,502)		(15,484)	(1,834)
Closing balance	19,397	19,397	32,055	22,524
Vasta Platform (Successor)
Changes Provision for Impairment of Trade Receivables [Line Items]
Opening balance		26,616	R$ 22,524	19,397
Additions		366		6,936
Clients in bankruptcy		5,566		(664)
Reversals		(3,649)		(1,975)
Write-off against trade receivables		(9,501)		(1,170)
Closing balance	R$ 19,397	R$ 19,397		R$ 22,524